Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	As at December 31,
	2025	2024
	$ Thousands
Cash and cash equivalents in banks	715,676	860,127
Time deposits	762,663	155,724
	1,478,339	1,015,851